Contingent Liabilities and Commitments - Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract (Detail) - Dec. 31, 2022
₩ in Millions, $ in Millions
	USD ($)	KRW (₩)
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | ₩		₩ 3,719,527
Not yet due contractual amount of sold accounts receivables before maturity | ₩		1,992,077
USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $	$ 2,935
Not yet due contractual amount of sold accounts receivables before maturity | $	1,573
Parent [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | ₩		399,200
Not yet due contractual amount of sold accounts receivables before maturity	46	57,843
Parent [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales | $	315
Parent [member] | Shinhan bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	10	12,673
Not yet due contractual amount of sold accounts receivables before maturity	10	12,578
Parent [member] | MUFG Bank [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	180	228,114
Not yet due contractual amount of sold accounts receivables before maturity	29	36,973
Parent [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	65	82,375
Parent [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	40	50,692
Not yet due contractual amount of sold accounts receivables before maturity	7	8,292
Parent [member] | Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	20	25,346
Consolidated subsidiaries [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	2,620	3,320,327
Not yet due contractual amount of sold accounts receivables before maturity	1,527	1,934,234
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	100	126,730
Not yet due contractual amount of sold accounts receivables before maturity	32	40,120
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | Credit Agricole Corporate & Investment Bank, Singapore Branch [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	300	380,190
Not yet due contractual amount of sold accounts receivables before maturity	30	37,875
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | United Overseas Bank Limited [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	200	253,460
Not yet due contractual amount of sold accounts receivables before maturity	90	113,831
Consolidated subsidiaries [member] | LG Display Singapore Pte. Ltd. [member] | JPMorgan Chase Bank, N.A., Singapore Branch [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	50	63,365
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	15	19,010
Consolidated subsidiaries [member] | LG Display Taiwan Co., Ltd. [member] | Austrailia and New Zealand Banking Group Ltd [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	120	152,076
Not yet due contractual amount of sold accounts receivables before maturity	7	8,872
Consolidated subsidiaries [member] | LG Display Germany GmbH [member] | BNP Paribas [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	135	171,086
Not yet due contractual amount of sold accounts receivables before maturity	125	158,412
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | ING Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	150	190,095
Not yet due contractual amount of sold accounts receivables before maturity	72	91,134
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	800	1,013,840
Not yet due contractual amount of sold accounts receivables before maturity	717	908,604
Consolidated subsidiaries [member] | LG Display America, Inc. [member] | Hong Kong & Shanghai Banking Corp. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	400	506,920
Not yet due contractual amount of sold accounts receivables before maturity	400	506,917
Consolidated subsidiaries [member] | LG Display Japan Co., Ltd. [member] | Standard Chartered Bank [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	200	253,460
Not yet due contractual amount of sold accounts receivables before maturity	42	53,234
Consolidated subsidiaries [member] | LG Display Japan Co., Ltd. [member] | Chelsea Capital Corporation [Member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	120	152,076
Consolidated subsidiaries [member] | LG Display Guangzhou Trading Co., Ltd. [member] | KEB Hana Bank (China) Company Limited [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Maximum contractual amount of accounts receivables sales	30	38,019
Not yet due contractual amount of sold accounts receivables before maturity	$ 12	₩ 15,235